SCHEDULE OF CONSOLIDATED NET SALES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Other	$ 3,245,903	$ 7,110,532	$ 12,737,673	$ 28,195,359	$ 34,424,314	$ 64,811,151
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Other					29,803,258	60,961,369
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Other					2,446,330	3,214,633
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Other					1,706,367
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Other					$ 468,359	$ 635,149